General	12 Months Ended
Dec. 31, 2020
General [Abstract]
GENERAL

NOTE 1 - GENERAL

A.	Foresight Autonomous Holdings Ltd. (the “Company”) was originally incorporated in Israel in September 1977 under the name “Golan Malechet Macshevet Ltd.” as a private company, and in April 1987 became a public company. In 2010, the Company changed its name to “Asia Development (A.D.B.M.) Ltd.” The Company’s ordinary shares (the “Ordinary Shares”) are traded on the Tel Aviv Stock Exchange (“TASE”). In addition, since June 15, 2017 the Company has American Depository Shares (the “ADSs”) registered with the U.S. Securities and Exchange Commission. The ADSs are listed on The Nasdaq Capital Market, and the ratio of the Company’s Ordinary Shares to ADSs is 5:1. on January 5, 2016, the Company acquired (the “Acquisition Transaction”) 100% of the outstanding shares of Foresight Automotive Ltd. (“Foresight Ltd.”), a company incorporated in Israel, pursuant to a capital stock exchange agreement dated as of October 11, 2015, among the Company, Magna B.S.P. Ltd. (“Magna”), and Foresight Ltd. In exchange for the outstanding shares of Foresight Ltd., the Company issued to Magna a total of 35,884,116 of the Company’s Ordinary Shares representing approximately 64.50% of the Ordinary Shares then issued and outstanding after giving effect to the Acquisition Transaction. As a result of the Acquisition Transaction, Foresight Ltd. became a wholly owned subsidiary of the Company as of January 5, 2016 and, subsequent to the Acquisition Transaction, the Company changed its name to “Foresight Autonomous Holdings Ltd.” The Company and its subsidiaries Foresight Ltd. and Eye-Net Mobile Ltd (“Eye-Net”) are collectively referred to as the “Company” or the “Group”.

Foresight Ltd. was established in July 2015 by Magna in order to transfer all of Magna’s three-dimensional (3D) computer vision research and development technology and business in the area of Advanced Driver Assistance Systems (“ADAS”) to a separate entity. As part of the reorganization, Magna transferred to Foresight Ltd. all of the intellectual assets comprised mostly of know-how, software and algorithms developed by Magna.

The Company is a technology company developing smart multi-spectral vision software solutions and cellular-based applications. Through its wholly owned subsidiaries, Foresight Ltd. and Eye-Net, the Company develops both “in-line-of-sight” vision systems and “beyond-line-of-sight” accident-prevention solutions.

The Company’s vision solutions include modules of automatic calibration, sensor fusion and dense 3D point cloud that can be applied to different markets such as automotive, defense, autonomous vehicles and heavy industrial equipment. Eye-Net’s cellular-based solution suite provides real-time pre-collision alerts to enhance road safety and situational awareness for all road users in the urban mobility environment by incorporating cutting-edge artificial intelligence (“AI”) technology.

The Group activities are subject to significant risks and uncertainties, including failing to secure additional funding to operationalize its technology before competitors develop similar technology. In addition, the Group is subject to risks from, among other things, competition associated with the industry in general, other risks associated with financing, liquidity requirements, rapidly changing customer requirements and limited operating history.